SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling, general and administrative expense [abstract]
Payroll and related expenses	$ 36,520	$ 32,402	$ 24,141
Share-based payment	4,627	7,097	7,004
Office and maintenance	2,749	2,365	1,814
Advertising and sales promotion	2,192	2,599	1,612
Depreciation and amortization	4,444	3,366	2,199
Computers and IT systems maintenance	5,196	4,452	2,396
Professional fees	8,443	5,903	2,718
Provision for credit losses and bad debts	0	630	1,019
Other expenses	6,149	5,278	2,476
Total selling, general and administrative expenses	$ 70,320	$ 64,092	$ 45,379